Subsequent Events (Unaudited) (Details) - Ultra-deepwater Drillship Contracts [Member] - Subsequent Event [Member] - USD ($) $ in Millions	1 Months Ended
	May 31, 2016	May 10, 2016
Subsequent Event [Line Items]
Subsequent Event, Date	May 10, 2016
Gain (Loss) on Contract Termination	$ (540)
Period, Contingent Consideration	12 years
Unrecorded Unconditional Purchase Obligation, Change of Amount as Result of Variable Components		$ 800
Maximum [Member]
Subsequent Event [Line Items]
Bonds Issued, Contract Termination	$ 200
Contingent Payments, Contract Termination		$ 75